MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES - Schedule of Manufacturing Facility Closures, Restructuring and Other Related Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Restructuring And Related Costs [Line Items]
Manufacturing facility closures, restructuring and other related charges	$ 0	$ 4,328	$ 5,136
Restructuring
Schedule Of Restructuring And Related Costs [Line Items]
Impairment of property, plant and equipment, net		0	669
Equipment relocation		38	156
Revaluation and impairment of inventories, net		596	130
Termination benefits and other labor related costs, net		3,389	1,874
Restoration and idle facility costs, net		270	1,978
Professional fees, net		40	393
Other recoveries		(5)	(64)
Manufacturing facility closures, restructuring and other related charges		$ 4,328	$ 5,136